UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      ALLSTATE LIFE INSURANCE COMPANY

Address:   3075 SANDERS ROAD, SUITE G4A
           NORTHBROOK, IL.  60062-7127


Form 13F File Number: 28-01037


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   PAUL SCHUTT
Title:  ASSISTANT VICE PRESIDENT INVESTMENT OPERATIONS
Phone:  847-402-5169

Signature,  Place,  and  Date  of  Signing:

/s/ PAUL SCHUTT                    NORTHBROOK,IL.                     11/10/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    1

Form 13F Information Table Entry Total:              42

Form 13F Information Table Value Total:  $   263,737.00
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-10298             ALLSTATE INVESTMENTS LLC
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------------- ----------------- --------- -------- ------------------- ---------- -------- ----------------
                                                                    VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-------------------------------------- ----------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----
3M COMPANY 0% 11/21/2032               DEBT              88579YAB7    9,616 11,198,000 PRN      DEFINED    1           X      0    0
AFFILIATED MANAGERS GROU 3.950000%     DEBT              008252AL2   10,561 11,250,000 PRN      DEFINED    1           X      0    0
08/15/2038
ALLEGHENY TECHNOLOGIES 4.250000%       DEBT              01741RAD4    9,203  7,750,000 PRN      DEFINED    1           X      0    0
06/01/2014
ALLERGAN INC 1.500000% 04/01/2026      DEBT              018490AL6   13,470 12,000,000 PRN      DEFINED    1           X      0    0
ALZA CORP 0% 07/28/2020                DEBT              02261WAB5    9,071 10,250,000 PRN      DEFINED    1           X      0    0
AMGEN INC .375000% 02/01/2013          DEBT              031162AQ3   13,146 13,000,000 PRN      DEFINED    1           X      0    0
ARCHER DANIELS .875000% 02/15/2014     DEBT              039483AW2   12,561 12,850,000 PRN      DEFINED    1           X      0    0
BECKMAN COULTER INC 2.500000%          DEBT              075811AD1    1,149  1,000,000 PRN      DEFINED    1           X      0    0
12/15/2036
BEST BUY 2.250000% 01/15/2022          DEBT              086516AF8    7,626  7,350,000 PRN      DEFINED    1           X      0    0
CAMERON INTL CORP 2.500000% 06/15/2026 DEBT              13342BAB1   15,360 12,000,000 PRN      DEFINED    1           X      0    0
CARNIVAL CORP 2.000000% 04/15/2021     DEBT              143658AN2    9,563  9,000,000 PRN      DEFINED    1           X      0    0
CHESAPEAKE ENERGY CORP 2.250000%       DEBT              165167CB1    1,121  1,500,000 PRN      DEFINED    1           X      0    0
12/15/2038
CMS ENERGY CORP 2.875000% 12/01/2024   DEBT              125896AW0    1,663  1,500,000 PRN      DEFINED    1           X      0    0
COSTCO WHOLESALE CORP 0% 08/19/2017    DEBT              22160QAC6      409    320,000 PRN      DEFINED    1           X      0    0
DANAHER CORP 0% 01/22/2021             DEBT              235851AF9   10,458 10,550,000 PRN      DEFINED    1           X      0    0
DOMINION RES INC VA                    COMMON            25746U109    1,061     30,745 SH       DEFINED    1           X      0    0
DOMINION RESOURCES INC 2.125000%       DEBT              25746UAT6    2,203  2,000,000 PRN      DEFINED    1           X      0    0
12/15/2023
DST SYSTEMS INC 4.125000% 08/15/2023   DEBT              233326AB3    1,613  1,500,000 PRN      DEFINED    1           X      0    0
EMC CORP 1.750000% 12/01/2013          DEBT              268648AM4    2,893  2,350,000 PRN      DEFINED    1           X      0    0
FISHER SCIENTIFIC INTL 3.250000%       DEBT              338032AX3   10,375  8,350,000 PRN      DEFINED    1           X      0    0
03/01/2024
FLUOR CORP 1.500000% 02/15/2024        DEBT              343412AA0      320    175,000 PRN      DEFINED    1           X      0    0
HCC INSURANCE HOLDINGS 1.300000%       DEBT              404132AB8   12,085  9,825,000 PRN      DEFINED    1           X      0    0
04/01/2023
HENRY SCHEIN INC 3.000000% 08/15/2034  DEBT              806407AB8    1,233  1,000,000 PRN      DEFINED    1           X      0    0
HOLOGIC INC 2.000000% 12/15/2037       DEBT              436440AA9      818  1,000,000 PRN      DEFINED    1           X      0    0
INGERSOLL-RAND CO LTD 4.500000%        DEBT              45687AAD4    1,815  1,000,000 PRN      DEFINED    1           X      0    0
04/15/2012
INTEL CORP 2.950000% 12/15/2035        DEBT              458140AD2   12,138 13,600,000 PRN      DEFINED    1           X      0    0
INTL GAME TECHNOLOGY 2.600000%         DEBT              459902AP7    5,000  5,000,000 PRN      DEFINED    1           X      0    0
12/15/2036
LABORATORY CORP AMERICA HOLDINGS       DEBT              50540RAG7    5,575  6,246,000 PRN      DEFINED    1           X      0    0
LIBERTY MEDIA CORP 3.250000%           DEBT              530715AR2      513  1,000,000 PRN      DEFINED    1           X      0    0
03/15/2031
LIBERTY MEDIA LLC 3.12500% 03/30/2023  DEBT              530718AF2    1,485  1,500,000 PRN      DEFINED    1           X      0    0
MEDTRONIC INC 1.625000% 04/15/2013     DEBT              585055AM8   12,344 12,500,000 PRN      DEFINED    1           X      0    0
MYLAN LABORATORIES INC 1.250000%       DEBT              628530AG2      979  1,000,000 PRN      DEFINED    1           X      0    0
03/15/2012
NABORS INDUSTRIES INC .940000%         DEBT              629568AP1    8,696  9,000,000 PRN      DEFINED    1           X      0    0
05/15/2011
NASDAQ STOCK MARKET INC 2.500000%      DEBT              631103AA6    2,178  2,500,000 PRN      DEFINED    1           X      0    0
08/15/2013
OMNICOM GROUP INC 0% 07/01/2038        DEBT              681919AT3   11,356 11,500,000 PRN      DEFINED    1           X      0    0
RAYONIER TRS HOLDINGS IN 3.750000%     DEBT              75508AAB2    4,230  4,000,000 PRN      DEFINED    1           X      0    0
10/15/2012
SCHLUMBERGER LIMITED 2.125000%         DEBT              806857AD0      313    200,000 PRN      DEFINED    1           X      0    0
06/01/2023
SPDR S&P DEP RCPT TRADES AND QUOTES    COMMON            78462F103    2,641     25,019 SH       DEFINED    1           X      0    0
TEVA PHARMACEUT FIN BV 1.750000%       DEBT              88165FAA0    8,649  7,400,000 PRN      DEFINED    1           X      0    0
02/01/2026
TEVA PHARMACEUT FIN LLC .250000%       DEBT              88164RAB3    3,932  2,700,000 PRN      DEFINED    1           X      0    0
02/01/2024
TRANSOCEAN INC 1.500000% 12/15/2037    DEBT              893830AV1   14,958 15,500,000 PRN      DEFINED    1           X      0    0
US BANCORP 1.231250% 12/11/2035        DEBT              902973AM8    9,362  9,500,000 PRN      DEFINED    1           X      0    0


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